Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 4,540	$ 3,002
Property and equipment accumulated depreciation	14,478	10,289
Intangible assets, accumulated amortization	$ 405	$ 182
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	49,118,373	45,280,280
Common stock, shares outstanding	49,118,373	45,280,280